Amounts Due to Related Party and Related Party Transactions - Schedule of Amortization of Debt Discount (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related Party Transaction [Line Items]
Amortization of debt discount	$ 2,020	$ 359,423
Prior Dent Debt [Member]
Related Party Transaction [Line Items]
Amortization of debt discount		359,423
Convertible note payable to Jason Bishara [Member]
Related Party Transaction [Line Items]
Amortization of debt discount	$ 2,020